Financial risk management (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Delinquent trade receivables	$ 11,355	$ 20,435
Allowances	6,241	14,431
Financial assets	$ 82,628	$ 89,379